ActivePassive International Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Argentina - 0.2%
Central Puerto SA - ADR (a)(b)	12,284	$ 193,473
Cresud SACIF y A - ADR	16,849	200,672
Ecogas Inversiones SA (a)(c)	2,884	0
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	1,961	54,202
Grupo Financiero Galicia SA - ADR (b)	7,122	361,014
Grupo Supervielle SA - ADR (a)(b)	8,476	82,556
IRSA Inversiones y Representaciones SA - ADR	18,047	278,646
Pampa Energia SA - ADR (a)	1,446	123,271
Telecom Argentina SA - ADR	10,397	152,940
YPF SA - ADR (a)	11,596	614,704
		2,061,478

Australia - 2.1%
ANZ Group Holdings Ltd. - ADR (b)	14,731	373,136
ASX Ltd. - ADR	1,288	42,749
BHP Group Ltd. - ADR (b)	78,590	6,987,437
Brambles Ltd. - ADR	57,660	1,376,344
Commonwealth Bank of Australia - ADR (b)	37,709	4,417,609
Computershare Ltd. - ADR (b)	76,428	1,900,000
CSL Ltd. - ADR	72,678	1,265,324
Elevra Lithium Ltd. - ADR (a)(b)	1,238	114,688
Fortescue Ltd. - ADR	37,092	1,192,879
IperionX Ltd. - ADR (a)	2,052	84,871
Kazia Therapeutics Ltd. - ADR (a)	3,251	41,548
Lynas Rare Earths Ltd. - ADR (a)	27,652	379,109
Macquarie Group Ltd. - ADR	2,959	507,409
Mesoblast Ltd. - ADR (a)(b)	6,319	97,313
National Australia Bank Ltd. - ADR	51,281	687,678
Nova Minerals Ltd. - ADR (a)	6,893	46,321
Qantas Airways Ltd. - ADR (b)	677	22,849
South32 Ltd. - ADR	7,534	130,753
Telix Pharmaceuticals Ltd. - ADR (a)(b)	8,097	76,355
Telstra Group Ltd. - ADR	4,041	75,728
Wesfarmers Ltd. - ADR	17,050	487,459
Woodside Energy Group Ltd. - ADR (b)	53,806	1,174,585
		21,482,144

Austria - 0.1%
Erste Group Bank AG - ADR	20,721	1,235,800

Belgium - 0.6%
Anheuser-Busch InBev SA/NV - ADR (b)	54,222	4,337,218
KBC Group NV - ADR	3,298	218,229
Lakefront Biotherapeutics NV - ADR (a)	18,273	518,039
Materialise NV - ADR (a)	29,792	198,713
UCB SA - ADR	6,507	946,768
		6,218,967

Brazil - 2.9%
Ambev SA - ADR (b)	635,439	2,039,759
Axia Energia SA - ADR (b)	109,183	1,131,136
B3 SA - Brasil Bolsa Balcao - ADR (b)	13,962	138,782

Banco Bradesco SA - ADR	562,312	1,962,469
Banco do Brasil SA - ADR (b)	175,259	722,067
Banco Santander Brasil SA - ADR (b)	127,455	693,355
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (b)	292,880	1,616,698
Cia Energetica de Minas Gerais - ADR	602,922	1,296,282
Cia Paranaense de Energia - Copel - ADR	4,635	52,839
Embraer SA - ADR	15,483	894,143
Gerdau SA - ADR	164,950	742,275
Itau Unibanco Holding SA - ADR	454,746	3,583,398
Petroleo Brasileiro SA - Petrobras - ADR	170,582	3,201,824
Petroleo Brasileiro SA - Petrobras - ADR (b)	183,245	3,073,019
Telefonica Brasil SA - ADR (b)	76,462	1,004,711
TIM SA/Brazil - ADR (b)	50,875	1,120,268
TOTVS SA - ADR	107,888	1,397,150
Ultrapar Participacoes SA - ADR	183,864	952,416
Vale SA - ADR	276,374	4,491,077
		30,113,668

Canada - 0.1%
Canadian Pacific Kansas City Ltd.	17,545	1,567,119

Cayman Islands - 0.1%
FinVolution Group - ADR	51,408	269,892
H World Group Ltd. - ADR (b)	23,386	1,049,797
Melco Resorts & Entertainment Ltd. - ADR (a)	17,012	94,587
		1,414,276

Chile - 0.5%
Banco de Chile - ADR (b)	25,480	970,024
Banco Santander Chile - ADR (b)	42,138	1,345,466
Cia Cervecerias Unidas SA - ADR	5,134	60,478
Embotelladora Andina SA - ADR	14,901	441,070
Enel Chile SA - ADR	189,088	818,751
Latam Airlines Group SA - ADR (b)	26,250	1,409,100
Sociedad Quimica y Minera de Chile SA - ADR	7,245	622,128
		5,667,017

China - 7.3%
Agricultural Bank of China Ltd. - ADR	48,556	890,032
Anhui Conch Cement Co. Ltd. - ADR (b)	32,258	391,612
ANTA Sports Products Ltd. - ADR	2,160	523,655
Atour Lifestyle Holdings Ltd. - ADR	18,428	632,818
ATRenew, Inc. - ADR	72,177	335,623
Baidu, Inc. - ADR (a)(b)	15,266	2,065,643
Bank of China Ltd. - ADR	155,256	2,572,592
Baozun, Inc. - ADR (a)	27,829	72,077
Bilibili, Inc. - ADR (a)(b)	19,672	340,719
BYD Co. Ltd. - ADR (b)	219,673	2,546,010
Chagee Holdings Ltd. - ADR (b)	20,644	263,417
China Construction Bank Corp. - ADR	287,072	6,209,367
China Merchants Bank Co. Ltd. - ADR	26,454	793,885
Contemporary Amperex Technology Co. Ltd. - ADR	15,574	367,235
Daqo New Energy Corp. - ADR (a)	5,402	89,889
DiDi Global, Inc. - ADR (a)	125,779	441,484
EHang Holdings Ltd. - ADR (a)	2	20
Full Truck Alliance Co. Ltd. - ADR	92,402	814,986
GDS Holdings Ltd. - ADR (a)(b)	10,426	369,602
Haier Smart Home Co. Ltd. - ADR	57,329	576,157

Hello Group, Inc. - ADR	79,721	475,137
Hesai Group - ADR (a)	10,743	203,043
High Templar Tech Ltd. - ADR (a)	50,699	151,590
Industrial & Commercial Bank of China Ltd. - ADR	152,661	2,583,024
JD.com, Inc. - ADR (b)	100,180	2,888,189
Kanzhun Ltd. - ADR	27,653	375,251
KE Holdings, Inc. - ADR (b)	30,969	514,085
Kingsoft Cloud Holdings Ltd. - ADR (a)(b)	11,850	145,518
Lenovo Group Ltd. - ADR (b)	37,469	2,308,090
LexinFintech Holdings Ltd. - ADR	94,359	207,590
Li Auto, Inc. - ADR (a)(b)	39,025	585,765
Luckin Coffee, Inc. - ADR (a)	18,548	596,504
Lufax Holding Ltd. - ADR (a)	88,148	145,444
Meituan - ADR (a)(b)	106,483	2,094,521
MINISO Group Holding Ltd. - ADR	2,253	29,221
NetEase, Inc. - ADR (b)	22,593	2,774,872
New Oriental Education & Technology Group, Inc. - ADR	16,722	765,700
NIO, Inc. - ADR (a)(b)	132,467	741,815
Niu Technologies - ADR (a)	44,091	103,614
Noah Holdings Ltd. - ADR	18,619	196,803
Ping An Insurance Group Co. of China Ltd. - ADR	182,664	2,805,719
Pony AI, Inc. - ADR (a)	13,037	130,761
Qfin Holdings, Inc. - ADR	38,113	612,857
RLX Technology, Inc. - ADR	71,206	146,684
Sohu.com Ltd. - ADR (a)	13,316	179,899
TAL Education Group - ADR (a)	54,349	527,729
Tencent Holdings Ltd. - ADR	440,307	24,040,762
Tencent Music Entertainment Group - ADR	26,659	245,796
Tuya, Inc. - ADR	70,978	150,473
Vipshop Holdings Ltd. - ADR	79,443	1,129,680
Vnet Group, Inc. - ADR (a)(b)	18,173	183,184
Weibo Corp. - ADR (b)	65,332	513,510
WeRide, Inc. - ADR (a)(b)	16,641	125,640
Wuxi Biologics Cayman, Inc. - ADR (a)	32,857	285,199
X Financial - ADR	16,939	81,477
Xiaomi Corp. - ADR (a)	181,820	3,250,942
XPeng, Inc. - ADR (a)(b)	50,192	825,658
Xunlei Ltd. - ADR (a)	31,121	188,593
Youdao, Inc. - ADR (a)(b)	9,137	109,187
Zijin Mining Group Co. Ltd. - ADR	4,469	375,597
ZTO Express Cayman, Inc. - ADR (b)	73,666	1,629,492
		75,721,438

Colombia - 0.0% (d)
Ecopetrol SA - ADR (b)	38,847	567,555

Denmark - 1.4%
AP Moller - Maersk AS - ADR (b)	68,804	845,601
Cadeler AS - ADR (a)	6,290	162,282
Carlsberg AS - ADR (b)	1,652	44,439
Coloplast AS - ADR (b)	173,300	1,074,460
DSV AS - ADR	9,815	1,224,716
Genmab AS - ADR (a)(b)	35,164	925,868
Novo Nordisk AS - ADR	206,077	9,392,990
Novonesis Novozymes B - ADR (b)	7,709	445,811
Orsted AS - ADR (b)	15,466	131,152
Vestas Wind Systems AS - ADR	60,204	561,101
		14,808,420

Finland - 0.5%
Kone Oyj - ADR	30,840	918,415
Nokia Oyj - ADR (b)	179,997	2,671,156
Nordea Bank Abp - ADR (b)	47,449	908,648
Sampo Oyj - ADR (b)	3,766	79,312
UPM-Kymmene Oyj - ADR (b)	9,958	290,077
		4,867,608

France - 7.2%
Abivax SA - ADR (a)	1,738	230,511
Air Liquide SA - ADR	126,074	5,213,160
Alstom SA - ADR (a)	1,799,395	3,508,820
AXA SA - ADR	30,656	1,411,709
BNP Paribas SA - ADR	130,279	7,002,496
Bouygues SA - ADR	1,196	13,969
Bureau Veritas SA - ADR	811	49,357
Capgemini SE - ADR	63,474	1,485,926
Carrefour SA - ADR	6,265	23,055
Cie de Saint-Gobain SA - ADR (b)	226,295	4,161,565
Cie Generale des Etablissements Michelin SCA - ADR	123,466	2,253,255
Credit Agricole SA - ADR	48,341	462,140
Criteo SA - ADR (a)	25,602	467,237
Danone SA - ADR	119,311	1,694,216
Dassault Systemes SE - ADR	20,117	441,166
DBV Technologies SA - ADR (a)	2,245	42,880
EssilorLuxottica SA - ADR	31,412	3,193,030
Hermes International SCA - ADR	9,378	1,765,315
Inventiva SACA - ADR (a)	8,145	40,155
Kering SA - ADR	198,542	5,916,552
Legrand SA - ADR	31,612	1,079,866
L'Oreal SA - ADR	59,701	5,332,493
LVMH Moet Hennessy Louis Vuitton SE - ADR (b)	71,173	7,868,175
Nanobiotix SA - ADR (a)	1,295	52,318
Orange SA - ADR	21,122	442,928
Pernod Ricard SA - ADR	71,734	1,058,077
Publicis Groupe SA - ADR (b)	30,150	740,182
Safran SA - ADR (b)	34,015	3,025,634
Sanofi SA - ADR	115,889	5,060,873
Schneider Electric SE - ADR	67,414	4,240,341
Societe Generale SA - ADR	267,548	4,382,436
Thales SA - ADR	10,518	589,744
Veolia Environnement SA - ADR	12,701	257,957
Vinci SA - ADR	59,225	2,148,091
		75,655,629

Germany - 7.3%
adidas AG - ADR (b)	7,973	774,976
Allianz SE - ADR	174,720	7,738,349
BASF SE - ADR	93,709	1,384,082
Bayer AG - ADR	120,490	1,271,169
Bayerische Motoren Werke AG - ADR	4,531	131,263
Beiersdorf AG - ADR (b)	13,612	220,787
BioNTech SE - ADR (a)	2,879	276,240
Commerzbank AG - ADR	4,382	188,382
Daimler Truck Holding AG - ADR	89,130	2,178,337
Deutsche Bank AG	133,309	4,305,881
Deutsche Boerse AG - ADR	52,242	1,505,092
Deutsche Lufthansa AG - ADR (b)	142,974	1,429,740
Deutsche Post AG - ADR	98,181	2,903,212

Deutsche Telekom AG - ADR	215,111	7,223,427
E.ON SE - ADR	59,814	1,267,124
Fresenius Medical Care AG - ADR	33,336	719,058
Fresenius SE & Co. KGaA - ADR	3,395	36,123
Hannover Rueck SE - ADR	459	20,637
Heidelberg Materials AG - ADR	35,068	1,552,811
Henkel AG & Co. KGaA - ADR	100,404	1,819,320
Henkel AG & Co. KGaA - ADR	10,340	200,596
Infineon Technologies AG - ADR (b)	64,493	6,172,625
LuxExperience BV - ADR (a)	10,396	73,084
Mercedes-Benz Group AG - ADR	142,947	2,161,359
Merck KGaA - ADR (b)	24,803	756,243
MTU Aero Engines AG - ADR (b)	763	139,186
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	193,628	2,025,349
Rheinmetall AG - ADR (b)	6,461	1,939,915
RWE AG - ADR	18,542	1,176,304
SAP SE - ADR (b)	59,183	10,758,878
Sartorius AG - ADR	20,110	1,146,069
Siemens AG - ADR (b)	49,838	7,816,094
Siemens Energy AG - ADR	17,922	3,374,533
Siemens Healthineers AG - ADR	5,769	117,168
Symrise AG - ADR (b)	20,549	472,832
Volkswagen AG - ADR (b)	28,545	310,570
Volkswagen AG - ADR (b)	19,516	208,041
Vonovia SE - ADR	23,952	297,963
		76,092,819

Hong Kong - 3.7%
AIA Group Ltd. - ADR	125,847	5,293,125
Alibaba Group Holding Ltd. - ADR (b)	145,308	18,050,160
CK Hutchison Holdings Ltd. - ADR	204,857	1,829,373
CLP Holdings Ltd. - ADR (b)	1,940	19,070
Futu Holdings Ltd. - ADR (b)	1,884	196,068
Galaxy Entertainment Group Ltd. - ADR	1,190	23,764
Geely Automobile Holdings Ltd. - ADR (a)(b)	13,274	641,798
Hong Kong Exchanges & Clearing Ltd. - ADR	73,540	3,757,159
Jardine Matheson Holdings Ltd. - ADR	1,424	94,155
Prudential PLC - ADR (b)	120,124	3,454,766
Sun Hung Kai Properties Ltd. - ADR (b)	90,460	1,528,774
Techtronic Industries Co. Ltd. - ADR	32,718	2,434,219
WH Group Ltd. - ADR	46,978	1,079,554
		38,401,985

India - 1.4%
Dr Reddy's Laboratories Ltd. - ADR (b)	68,237	930,070
HDFC Bank Ltd. - ADR	278,765	6,629,032
ICICI Bank Ltd. - ADR	153,913	4,037,138
Infosys Ltd. - ADR (b)	203,725	2,577,121
Wipro Ltd. - ADR (b)	220,394	520,130
		14,693,491

Indonesia - 0.2%
Astra International Tbk PT - ADR	60,056	358,534
Bank Central Asia Tbk PT - ADR	43,726	350,245
Bank Mandiri Persero Tbk PT - ADR	49,422	455,424
Bank Rakyat Indonesia Persero Tbk PT - ADR (b)	20,545	171,037
Telkom Indonesia Persero Tbk PT - ADR	35,109	576,490
		1,911,730

Ireland - 1.1%
Accenture PLC - Class A	7,820	1,462,887
AIB Group PLC - ADR	4,182	98,068
Experian PLC - ADR	83,085	2,882,219
Kerry Group PLC - ADR (b)	1,851	158,551
Kingspan Group PLC - ADR (b)	2,051	187,913
PDD Holdings, Inc. - ADR (a)	50,289	4,246,403
Ryanair Holdings PLC - ADR	18,351	1,115,374
Smurfit Westrock PLC	37,746	1,553,248
		11,704,663

Israel - 0.4%
Bank Hapoalim BM - ADR	291	38,002
Brainsway Ltd. - ADR (a)	19,005	301,989
Check Point Software Technologies Ltd. (a)	12,561	1,696,363
Nano Dimension Ltd. - ADR (a)	72,846	127,480
Nice Ltd. - ADR (a)(b)	6,438	596,545
Teva Pharmaceutical Industries Ltd. - ADR (a)	36,096	1,274,911
		4,035,290

Italy - 1.8%
Enel SpA - ADR	487,006	5,454,467
Eni SpA - ADR (b)	61,822	3,224,635
Generali - ADR	30,291	677,307
Intesa Sanpaolo SpA - ADR (b)	111,394	4,502,545
Leonardo SpA - ADR	25,020	794,884
Prysmian SpA - ADR	15,328	1,308,551
Snam SpA - ADR	870	12,537
Terna - Rete Elettrica Nazionale - ADR	380	13,076
UniCredit SpA - ADR	69,391	2,972,017
		18,960,019

Japan - 13.0%
Advantest Corp. - ADR	20,393	3,378,100
Aeon Co. Ltd. - ADR	1,120	9,688
Ajinomoto Co., Inc. - ADR	3,298	106,097
Asics Corp. - ADR	3,038	91,839
Astellas Pharma, Inc. - ADR	32,401	459,446
Bandai Namco Holdings, Inc. - ADR (b)	1,549	17,628
Bridgestone Corp. - ADR	18,995	203,247
Canon, Inc. - ADR	21,997	584,680
Central Japan Railway Co. - ADR	6,880	74,442
Chugai Pharmaceutical Co. Ltd. - ADR	34,742	857,433
Daifuku Co. Ltd. - ADR	4,020	91,817
Daiichi Life Group, Inc. - ADR	2,069	42,270
Daiichi Sankyo Co. Ltd. - ADR	41,263	692,393
Daikin Industries Ltd. - ADR	140,620	2,038,990
Daiwa House Industry Co. Ltd. - ADR	45,218	1,229,477
Denso Corp. - ADR	25,903	307,469
Disco Corp. - ADR	27,995	1,152,274
East Japan Railway Co. - ADR	5,769	61,209
Ebara Corp. - ADR	2,431	43,223
FANUC Corp. - ADR	133,156	3,324,905
Fast Retailing Co. Ltd. - ADR (b)	65,187	3,383,857
FUJIFILM Holdings Corp. - ADR	83,940	869,618
Fujikura Ltd. - ADR	8,182	121,257
Fujitsu Ltd. - ADR	65,463	1,400,908

Hitachi Ltd. - ADR	117,125	3,800,706
Honda Motor Co. Ltd. - ADR (b)	65,233	1,760,639
Hoya Corp. - ADR	17,233	2,931,161
Inpex Corp. - ADR	26,464	594,911
Isuzu Motors Ltd. - ADR	3,788	55,456
ITOCHU Corp. - ADR	225,124	2,710,493
Japan Tobacco, Inc. - ADR	5,021	96,604
Kao Corp. - ADR (b)	71,461	545,247
Kawasaki Heavy Industries Ltd. - ADR (b)	48,399	381,868
KDDI Corp. - ADR (b)	173,446	2,981,537
Komatsu Ltd. - ADR	47,158	1,932,063
Kubota Corp. - ADR	6,324	559,801
Lasertec Corp. - ADR	10,134	513,388
LY Corp. - ADR (a)(b)	47,074	243,843
M3, Inc. - ADR (a)	291,817	1,295,667
Marubeni Corp. - ADR	4,199	1,331,083
Mitsubishi Corp. - ADR (b)	49,547	1,563,208
Mitsubishi Electric Corp. - ADR	35,291	2,887,157
Mitsubishi Estate Co. Ltd. - ADR	2,279	57,545
Mitsubishi Heavy Industries Ltd. - ADR (b)	170,053	2,018,529
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	323,419	6,051,170
Mitsui & Co. Ltd. - ADR	4,234	2,796,430
Mitsui Fudosan Co. Ltd. - ADR	3,518	100,509
Mizuho Financial Group, Inc. - ADR (b)	351,950	3,156,992
MS&AD Insurance Group Holdings, Inc. - ADR (b)	55,743	1,485,551
Murata Manufacturing Co. Ltd. - ADR (b)	90,385	2,865,205
NIDEC CORP - ADR (a)	74,208	315,384
Nintendo Co. Ltd. - ADR	136,879	1,526,201
Nippon Steel Corp. - ADR	53,050	191,245
Nippon Yusen KK - ADR	58,255	383,900
Nitori Holdings Co. Ltd. - ADR (b)	9,768	79,512
Nitto Denko Corp. - ADR	3,170	59,374
Nomura Holdings, Inc. - ADR (b)	186,215	1,510,204
Nomura Research Institute Ltd. - ADR	11,856	379,155
NTT, Inc. - ADR	54,761	1,287,979
Obic Co. Ltd. - ADR (b)	10,177	128,943
Oriental Land Co. Ltd. - ADR	21,379	306,682
ORIX Corp. - ADR (b)	64,068	2,499,933
Otsuka Holdings Co. Ltd. - ADR	3,448	125,886
Pan Pacific International Holdings Corp. - ADR	21,381	234,336
Panasonic Holdings Corp. - ADR (b)	74,242	1,716,475
Recruit Holdings Co. Ltd. - ADR	375,056	5,025,750
Renesas Electronics Corp. - ADR	428,845	5,978,099
Resona Holdings, Inc. - ADR (b)	4,385	111,642
Secom Co. Ltd. - ADR	10,642	105,675
Sekisui House Ltd. - ADR	44,395	930,519
Seven & i Holdings Co. Ltd. - ADR	43,316	501,166
Shimano, Inc. - ADR (b)	18,750	193,219
Shin-Etsu Chemical Co. Ltd. - ADR	114,685	2,771,936
Shionogi & Co. Ltd. - ADR	4,887	45,645
SMC Corp. - ADR (b)	168,549	3,665,941
SoftBank Corp. - ADR (b)	19,747	266,190
SoftBank Group Corp. - ADR (b)	204,521	4,836,922
Sompo Holdings, Inc. - ADR (b)	169,332	3,134,335
Sony Group Corp. - ADR (b)	176,866	3,815,000
Subaru Corp. - ADR	41,241	313,019
Sumitomo Corp. - ADR (b)	33,021	1,454,575
Sumitomo Electric Industries Ltd. - ADR	17,231	1,339,538
Sumitomo Metal Mining Co. Ltd. - ADR	8,282	116,859
Sumitomo Mitsui Financial Group, Inc. - ADR (b)	212,207	4,662,188

Suntory Beverage & Food Ltd. - ADR	2,132	28,675
Suzuki Motor Corp. - ADR	23,713	1,171,896
Takeda Pharmaceutical Co. Ltd. - ADR (b)	170,113	2,715,004
TDK Corp. - ADR	56,179	1,455,598
Terumo Corp. - ADR	31,261	470,165
Tokio Marine Holdings, Inc. - ADR (b)	62,101	2,757,905
Tokyo Electron Ltd. - ADR	26,059	4,427,945
Toyota Motor Corp. - ADR (b)	37,459	7,115,337
Unicharm Corp. - ADR	54,254	163,847
		135,578,829

Jersey - 0.0% (d)
WPP PLC - ADR (b)	16,223	301,748

Kazakhstan - 0.1%
Kaspi.KZ JSC - ADR	6,371	575,938

Luxembourg - 0.4%
ArcelorMittal SA (b)	30,267	2,100,832
Tenaris SA - ADR	9,084	553,488
Ternium SA - ADR	32,403	1,563,445
		4,217,765

Mexico - 1.2%
America Movil SAB de CV - ADR	86,017	2,183,111
Cemex SAB de CV - ADR	124,955	1,635,661
Coca-Cola Femsa SAB de CV - ADR	11,513	1,238,338
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	26,729	209,021
Corp. Inmobiliaria Vesta SAB de CV - ADR	15,457	540,222
Fomento Economico Mexicano SAB de CV - ADR (b)	17,699	2,106,712
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	8,452	847,905
Grupo Aeroportuario del Pacifico SAB de CV - ADR	3,698	873,837
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,027	600,803
Grupo Financiero Banorte SAB de CV - ADR (b)	12,708	663,103
Grupo Televisa SAB - ADR	149,507	397,689
Vista Energy SAB de CV - ADR (a)	5,974	443,271
Wal-Mart de Mexico SAB de CV - ADR	19,988	604,837
		12,344,510

Netherlands - 4.8%
Adyen NV - ADR (a)	69,864	761,517
Aegon Ltd. (b)	69,770	586,766
Airbus SE - ADR	73,689	3,836,986
Akzo Nobel NV - ADR	11,912	301,969
Argenx SE - ADR (a)	4,092	3,420,871
ASM International NV	858	895,752
ASML Holding NV	12,071	19,467,626
Heineken Holding NV - ADR (b)	1,280	46,112
Heineken NV - ADR (b)	68,813	2,680,266
IMCD NV - ADR (b)	17,384	892,668
ING Groep NV - ADR	178,904	5,535,290
Koninklijke Ahold Delhaize NV - ADR	36,905	1,554,439
Koninklijke KPN NV - ADR	44,536	230,251
Koninklijke Philips NV (b)	112,569	2,970,696
Magnum Ice Cream Co. NV (a)	5,630	91,206
NN Group NV - ADR (b)	4,286	179,455
Prosus NV - ADR (b)	282,061	2,566,755
Universal Music Group NV - ADR	193,952	2,143,170

Wolters Kluwer NV - ADR	25,458	1,810,573
		49,972,368

Norway - 0.4%
DNB Bank ASA - ADR	1,290	39,967
Equinor ASA - ADR	42,689	1,536,377
Gjensidige Forsikring ASA - ADR	80,324	2,220,155
Norsk Hydro ASA - ADR	10,588	129,438
Opera Ltd. - ADR (b)	20,738	389,460
Orkla ASA - ADR	5,439	57,382
		4,372,779

Peru - 0.1%
Cia de Minas Buenaventura SAA - ADR	31,299	1,154,620

Portugal - 0.0% (d)
EDP SA - ADR	464	23,664

Singapore - 1.0%
DBS Group Holdings Ltd. - ADR	16,892	3,312,859
JOYY, Inc. - ADR	15,090	1,017,519
Oversea-Chinese Banking Corp. Ltd. - ADR (b)	6,468	237,376
Sea Ltd. - ADR (a)	10,570	956,902
Singapore Exchange Ltd. - ADR	430	14,710
Singapore Telecommunications Ltd. - ADR	15,558	528,194
Trip.com Group Ltd. - ADR (a)(b)	45,061	2,137,243
United Overseas Bank Ltd. - ADR	26,752	1,582,381
Up Fintech Holding Ltd. - ADR (a)(b)	32,932	169,270
Wilmar International Ltd. - ADR	2,199	61,924
		10,018,378

South Africa - 1.0%
Clicks Group Ltd. - ADR (b)	49,812	1,469,952
DRDGOLD Ltd. - ADR	14,418	380,635
Gold Fields Ltd. - ADR	62,664	2,497,787
Harmony Gold Mining Co. Ltd. - ADR (b)	37,443	684,084
Impala Platinum Holdings Ltd. - ADR	63,325	903,015
Naspers Ltd. - ADR (b)	47,671	496,732
Sanlam Ltd. - ADR	39,331	418,875
Sasol Ltd. - ADR (a)	61,476	760,458
Sibanye Stillwater Ltd. - ADR	43,842	523,035
Standard Bank Group Ltd. - ADR	41,200	797,220
Valterra Platinum Ltd. - ADR	91,200	1,257,648
		10,189,441

South Korea - 1.3%
DoubleDown Interactive Co. Ltd. - ADR (a)	2,662	31,145
Gravity Co. Ltd. - ADR (a)	1,604	103,185
KB Financial Group, Inc. - ADR	29,133	2,955,252
KT Corp. - ADR	109,939	1,959,113
LG Display Co. Ltd. - ADR (a)(b)	127,689	708,674
POSCO Holdings, Inc. - ADR	17,842	1,264,998
Shinhan Financial Group Co. Ltd. - ADR (b)	47,459	2,994,188
SK Telecom Co. Ltd. - ADR (b)	29,895	1,116,279
Woori Financial Group, Inc. - ADR (b)	37,832	2,301,699
		13,434,533

Spain - 2.2%
Aena SME SA - ADR	95,434	1,369,478
Amadeus IT Group SA - ADR (b)	14,507	925,402
Banco Bilbao Vizcaya Argentaria SA - ADR	194,182	4,541,917
Banco Santander SA - ADR (b)	495,548	6,184,439
CaixaBank SA - ADR	107,407	477,961
Cellnex Telecom SA - ADR	17,003	284,120
Grifols SA - ADR	39,416	309,416
Iberdrola SA - ADR	56,904	5,165,176
Industria de Diseno Textil SA - ADR	179,275	2,785,933
Repsol SA - ADR	18,900	487,998
		22,531,840

Sweden - 1.4%
Alfa Laval AB - ADR	527	29,465
Assa Abloy AB - ADR	232,141	4,150,681
Atlas Copco AB - ADR	46,724	892,428
Atlas Copco AB - ADR	15,541	262,021
Epiroc AB - ADR	7,347	216,810
Evolution AB - ADR (b)	5,148	386,666
Hexagon AB - ADR	375,526	4,055,681
Polestar Automotive Holding UK PLC - ADR (a)	1,915	44,198
Saab AB - ADR	18,743	578,971
Sandvik AB - ADR	8,116	328,942
Svenska Handelsbanken AB - ADR (b)	7,573	55,434
Swedbank AB - ADR	1,188	43,790
Telefonaktiebolaget LM Ericsson - ADR (b)	145,562	1,901,040
Telia Co. AB - ADR	5,254	56,113
Volvo AB - ADR	33,791	1,183,023
		14,185,263

Switzerland - 5.6%
ABB Ltd. - ADR (b)	57,910	6,181,313
Cie Financiere Richemont SA - ADR	176,697	3,798,986
Coca-Cola HBC AG - ADR	295	16,924
Galderma Group AG - ADR	39,834	1,697,327
Geberit AG - ADR	5,154	337,175
Givaudan SA - ADR	15,459	1,148,449
Glencore PLC - ADR	121,733	1,845,472
Holcim AG (a)(b)	119,211	2,346,072
Kuehne + Nagel International AG - ADR	8,682	400,153
Logitech International SA (b)	8,670	1,056,613
Lonza Group AG - ADR	10,132	648,347
Nestle SA - ADR (b)	70,475	7,148,984
Novartis AG - ADR (b)	61,464	9,230,049
Roche Holding AG - ADR (b)	218,229	11,435,200
Sandoz Group AG - ADR	15,101	1,270,296
SGS SA - ADR	18,939	214,579
Sika AG - ADR	36,323	709,751
Sonova Holding AG - ADR	6,285	332,162
STMicroelectronics NV	15,032	1,041,868
Swiss Re AG - ADR	33,727	1,263,413
UBS Group AG (b)	62,321	2,934,073
Zurich Insurance Group AG - ADR (b)	84,565	3,008,823
		58,066,029

Taiwan - 12.4%
ChipMOS Technologies, Inc. - ADR	3,470	243,802
Himax Technologies, Inc. - ADR	10,871	223,617

Silicon Motion Technology Corp. - ADR	3,306	915,332
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	296,278	123,977,529
United Microelectronics Corp. - ADR (b)	171,710	3,808,528
		129,168,808

Taiwan, Province of China - 0.5%
ASE Technology Holding Co. Ltd. - ADR (b)	137,997	5,292,185

Thailand - 0.0% (d)
Kasikornbank PCL - ADR	9,748	250,670

Turkey - 0.0% (d)
Turkcell Iletisim Hizmetleri AS - ADR	75,991	434,669

United Arab Emirates - 0.0% (d)
VEON Ltd. - ADR (a)	7,828	439,464
Yalla Group Ltd. - ADR (a)	19,715	115,136
		554,600

United Kingdom - 13.9%
3i Group PLC - ADR	147,169	1,127,315
Admiral Group PLC - ADR (b)	1,744	78,524
Anglo American PLC - ADR (b)	51,023	1,373,539
Aon PLC - Class A	7,407	2,341,056
ARM Holdings PLC - ADR (a)(b)	3,380	1,194,120
Associated British Foods PLC - ADR (b)	7,962	197,617
AstraZeneca PLC	60,947	11,316,029
AstraZeneca PLC (a)(c)	14,065	2,813
Autolus Therapeutics PLC - ADR (a)	22,753	42,548
Autotrader Group PLC - ADR	770,253	1,116,867
Aviva PLC - ADR	2,152	35,508
BAE Systems PLC - ADR	25,401	2,776,583
Barclays PLC - ADR	291,281	7,145,123
Berkeley Group Holdings PLC - ADR (a)(b)	74,105	681,025
BP PLC - ADR	88,312	3,697,623
British American Tobacco PLC - ADR (b)	97,392	6,017,852
Bunzl PLC - ADR (b)	14,751	233,803
Compass Group PLC - ADR	74,059	2,386,181
Compass Pathways PLC - ADR (a)	21,455	280,202
Diageo PLC - ADR (b)	59,430	4,900,598
Diploma PLC - ADR	134,712	3,121,277
Endava PLC - ADR (a)	17,847	57,467
GSK PLC - ADR	70,759	3,576,160
Haleon PLC - ADR (b)	205,612	1,862,845
Halma PLC - ADR (b)	24,345	3,130,767
HSBC Holdings PLC - ADR (b)	105,640	9,902,694
Immunocore Holdings PLC - ADR (a)	2,381	68,787
Imperial Brands PLC - ADR	48,015	1,760,710
InterContinental Hotels Group PLC - ADR (b)	21,161	3,277,416
International Consolidated Airlines Group SA - ADR	8,525	98,890
J Sainsbury PLC - ADR	3,031	48,677
Lloyds Banking Group PLC - ADR	563,256	3,081,010
London Stock Exchange Group PLC - ADR	126,440	3,842,512
National Grid PLC - ADR (b)	60,730	4,951,317
NatWest Group PLC - ADR (a)(b)	293,588	4,709,152
Pearson PLC - ADR (b)	126,030	1,867,765
Reckitt Benckiser Group PLC - ADR	338,794	4,211,209
RELX PLC - ADR (b)	188,304	6,174,488

Rentokil Initial PLC - ADR (b)	71,622		2,156,538
Rio Tinto PLC - ADR (b)	41,650		4,431,143
Rolls-Royce Holdings PLC - ADR (b)	446,972		8,023,147
Sage Group PLC - ADR (b)	6,329		289,742
Shell PLC - ADR (b)	94,435		7,943,872
Silence Therapeutics PLC - ADR (a)	8,695		59,996
Smith & Nephew PLC - ADR (b)	73,675		2,187,411
Smiths Group PLC - ADR	28,666		955,724
SSE PLC - ADR	48,150		1,521,059
Standard Chartered PLC - ADR (b)	67,279		3,628,356
Tesco PLC - ADR (b)	131,600		2,292,472
Unilever PLC - ADR	119,606		6,751,759
Vodafone Group PLC - ADR	134,757		2,015,965
			144,945,253

United States - 0.5%
Agora, Inc. - ADR (a)	28,328		116,145
Belite Bio, Inc. - ADR (a)	3,713		535,340
BeOne Medicines Ltd. - ADR (a)(b)	5,521		1,589,606
Carnival Corp. Ltd.	94,353		2,647,545
Centessa Pharmaceuticals PLC - ADR (a)	2,392		95,106
Legend Biotech Corp. - ADR (a)	1,186		32,212
Structure Therapeutics, Inc. - ADR (a)	4,104		161,452
			5,177,406
TOTAL COMMON STOCKS (Cost $821,672,215)			1,029,972,412

EXCHANGE TRADED FUNDS - 0.0%(d)	Shares		Value
Vanguard FTSE Developed Markets ETF (b)	48		3,445
Vanguard FTSE Emerging Markets ETF (b)	8,191		490,477
TOTAL EXCHANGE TRADED FUNDS (Cost $469,306)			493,922

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)	283,753,929		283,753,929
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $283,753,929)			283,753,929

MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (e)	4,975,076		4,975,076
TOTAL MONEY MARKET FUNDS (Cost $4,975,076)			4,975,076

TOTAL INVESTMENTS - 126.4% (Cost $1,110,870,526)			1,319,195,339
Liabilities in Excess of Other Assets - (26.4)%		(0.26429)	(275,770,820)
TOTAL NET ASSETS - 100.0%			$ 1,043,424,519

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PCL - Public Company Limited
PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $276,593,673.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,813 or 0.0% of net assets as of May 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

ActivePassive International Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3^	Total
Investments:
Common Stocks	$ 1,029,969,599	$ –	$ 2,813	$ 1,029,972,412
Exchange Traded Funds	493,922	–	–	493,922
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	283,753,929
Money Market Funds	4,975,076	–	–	4,975,076
Total Investments	$ 1,035,438,597	$ –	$ 2,813	$ 1,319,195,339

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.

As of May 31, 2026, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended May 31, 2026 is not presented.